Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings (Loss) Per Share
Earnings (Loss) Per Share

17. Earnings (Loss) Per Share

Basic earnings (loss) per share is computed based on the weighted average number of outstanding common shares.  Diluted earnings (loss) per share is computed based on the weighted average number of outstanding common shares plus the dilutive effect of common stock equivalents, computed using the treasury stock method.  The table on the following page sets forth the computations of basic and diluted earnings (loss) per share attributable to the common shareholders of WCI Communities, Inc.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands, except per share amounts)

Income from continuing operations	$1,618	$54,553	$11,287	$30,080
Net loss from continuing operations attributable to noncontrolling interests	340	261	163	119
Preferred stock dividends	(18,980)	—	(19,680)	—
Income (loss) attributable to common shareholders of WCI Communities, Inc. before discontinued operations	(17,022)	54,814	(8,230)	30,199
Discontinued operations	—	1,209	—	2,706
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	$(17,022)	$56,023	$(8,230)	$32,905

Basic weighted average shares outstanding	24,138	17,888	20,099	13,273
Effect of dilutive securities:
Stock-based compensation arrangements(1)	—	56	—	34
Diluted weighted average shares outstanding	24,138	17,944	20,099	13,307

Earnings (loss) per share of WCI Communities, Inc.:
Basic
Continuing operations	$(0.71)	$3.06	$(0.41)	$2.28
Discontinued operations	—	0.07	—	0.20
Earnings (loss) per share	$(0.71)	$3.13	$(0.41)	$2.48
Diluted
Continuing operations	$(0.71)	$3.05	$(0.41)	$2.27
Discontinued operations	—	0.07	—	0.20
Earnings (loss) per share	$(0.71)	$3.12	$(0.41)	$2.47

Antidilutive securities not included in the calculation of of diluted earnings (loss) per common share(1)(2)	796	—	796	—

(1)   For periods with a net loss attributable to common shareholders of WCI Communities, Inc., all common stock equivalents were excluded from the computations of diluted loss per common share because the effect of their inclusion would be antidilutive, thereby reducing the reported loss per share.

(2)   Shares of common stock underlying our stock-based compensation arrangements.

18. Earnings (Loss) Per Share

        The table below presents reconciliation between basic and dilutive weighted average shares outstanding for the year ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
	(In Thousands)
Basic weighted average shares outstanding	14,445	9,883
Effect of dilutive securities:
Nonvested shares awards	70	—

Diluted weighted average shares outstanding	14,515	9,883

        In June 2012, the Company completed an equity rights offering and issued 7,923,069 shares of its common stock at a price of $6.31 to its existing shareholders, which shares are included above in our total basic weighted average shares outstanding for the year ended December 31, 2012.

        For the year ended December 31, 2011, the effects of outstanding shares underlying the nonvested shares were not included in the diluted weighted average shares outstanding calculations as they would have been anti-dilutive due to the Company's net loss for the year.